Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Aug. 21, 2019	Mar. 25, 2019
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized									10,000,000	10,000,000	10,000,000
Preferred stock, undesignated shares authorized									7,013,600	7,013,600	7,013,600
Preferred stock, shares issued									1,223,279		1,324,022
Preferred stock, shares outstanding									1,223,279		1,324,022
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized									250,000,000	250,000,000	250,000,000
Common stock, shares issued									7,275,185	3,619,658	5,504,008
Common stock, shares outstanding									7,275,185	3,619,658	5,504,008
Common stock issuable, shares									716,861
Conversion of convertible notes payable									$ 283,637
Accrued interest related to conversion of convertible notes payable									$ 2,302
Mr. Sohn
Stock issued for services									4,063
Compensation expense									$ 16,425
Vesting Period									2 years
Scouted
Shares issued									438,553
Common Stock to be Issuable for Acquisitions
Issuance of common shares for Scouted acquisitions, (in Shares)									38,978
Issuance of common shares for Upsider acquisition (in Shares)									677,883
Series D Preferred Stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized									2,000,000	2,000,000	2,000,000		2,000,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									444,587	454,546	527,795
Preferred stock, shares outstanding									444,587	454,546	527,795
Common stock, par value													$ 1.60
Issuance of common shares for Scouted acquisitions, (in Shares)
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)	110,000	157,000	161,250		60,500		62,500
Shares issued						29,975
Series D Preferred Stock | January 2021
Shares issued on conversion									(9,078)
Series D Preferred Stock | February 2021
Shares issued on conversion									(44,000)
Series D Preferred Stock | March 2021
Shares issued on conversion									(21,375)
Series E Preferred Stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized								775,000	775,000	775,000	775,000		775,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									731,845	734,986	731,845
Preferred stock, shares outstanding									731,845	734,986	731,845
Common stock, par value													$ 1.60
Issuance of common shares for Scouted acquisitions, (in Shares)								775,000
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)				39,260
Series F Preferred Stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized									200,000	200,000	200,000		200,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									46,847	139,768	64,382
Preferred stock, shares outstanding									46,847	139,768	64,382
Common stock, par value													$ 1.60
Issuance of common shares for Scouted acquisitions, (in Shares)
Series F Preferred Stock | February 2021
Shares issued on conversion									(16,239)
Series F Preferred Stock | March 2021
Shares issued on conversion									(1,296)
Common Stock Upon Conversion Of Series D | January 2021
Shares issued on conversion									113,476
Shares cancelled during period									8,755
Common Stock Upon Conversion Of Series D | February 2021
Shares issued on conversion									550,000
Common Stock Upon Conversion Of Series D | March 2021
Shares issued on conversion									267,188
Series D Warrants | January 2021
Warrants cancelled during period									133,341
Common Stock Upon Conversion Of Series F | February 2021
Shares issued on conversion									202,988
Common Stock Upon Conversion Of Series F | March 2021
Shares issued on conversion									16,197
Restricted Stock Units (RSUs)
Stock issued for services									554,000
Restricted stock unit value									$ 1,662,000
Compensation expense									$ 148,836
Common Stock
Common stock, par value											$ 0.0001
Common stock, shares authorized											250,000,000
Common stock, shares issued												31,250,000
Common stock, shares outstanding										3,619,658	5,504,008
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)									178,712